Howard A. Kenny

Partner

212.309.6843

hkenny@morganlewis.com

August 8, 2007

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	HAPC, Inc.

Ladies and Gentlemen:

We are transmitting for filing the definitive proxy statement of HAPC, Inc. in respect of its special annual meeting. In connection with the proxy, HAPC confirms that its quarterly report for the quarter ended June 30, 2007 will be timely filed after mailing of the proxy and there have been no material trends, events or transactions that arose subsequent to the date of the latest balance sheet included in the proxy statement that would materially affect an investor’s understanding of HAPC’s financial condition and results of operation.

Very truly yours,

/s/ Howard A. Kenny
Howard A. Kenny

Enclosure